Note 15 - Business Segment Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 15. Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its chief operating decision maker (“CODM”), who is the company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. Using the criteria of FASB ASC 280 Segment Reporting, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of four golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, a multipurpose recreation center, a med spa and dermatology center. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does not have operations located outside the United States and, accordingly, geographical segment information is not presented. In 2024, one customer accounted for 10% of the waste management services segment’s net operating revenues to external customers and 6% of the consolidated net operating revenues. In 2023, one customer accounted for 12% of the waste management services segment’s net operating revenues to external customer and 6% of the consolidated net operating revenues.

Revenue and income (loss) before taxes for each segment are used by the CODM to assess the performance of each segment in the financial period. The CODM assesses revenue and income (loss) before taxes as the measure to make resource (including financial or capital resources) allocation decisions for each segment. The CODM considers expectations and variances on a quarterly basis when evaluating performance for each segment and making decisions about capital allocation. The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note 2). Intercompany revenue and expense amounts have been eliminated within each segment to report on the basis that management uses internally for evaluating segment performance.

Business segment information including the reconciliation of segment income (loss) to consolidated income (loss) before income taxes is as follows (in thousands):

	Year Ended December 31, 2024
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$45,922	$37,873	$-	$83,795

Expenses
Cost of operations	(35,940)	(30,626)	-	(66,566)
Selling, general and administrative	(4,954)	(2,148)	(3,146)	(10,248)
Depreciation and amortization	(196)	(3,480)	(230)	(3,906)
Interest expense, net	(27)	(30)	(1,983)	(2,040)
Other	7	-	-	7
Income (loss) before taxes	$4,812	$1,589	$(5,359)	$1,042

	Year Ended December 31, 2023
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$44,611	$36,288	$-	$80,899

Expenses
Cost of operations	(35,642)	(31,093)	-	(66,735)
Selling, general and administrative	(4,847)	(1,885)	(3,495)	(10,227)
Depreciation and amortization	(109)	(3,464)	(253)	(3,826)
Interest expense, net	-	(30)	(2,068)	(2,098)
Income (loss) before taxes	$4,013	$(184)	$(5,816)	$(1,987)

	Year Ended December 31,
	2024	2023
Capital expenditures:
Waste management services	$291	$205
Golf and related operations	2,118	3,620
Corporate	52	93
Total capital expenditures	$2,461	$3,918

	Year Ended December 31,
	2024	2023
Total assets:
Waste management services	$35,100	$35,839
Golf and related operations	62,500	63,670
Corporate	64,247	65,453
Subtotal	161,847	164,962
Elimination of intersegment receivables	(75,661)	(76,997)
Total assets	$86,186	$87,965

In comparing total assets at December 31, 2024 with those at December 31, 2023, the decrease in the total assets of the waste management services segment of approximately $0.7 million was primarily a result of a decrease in intersegment accounts receivable. The decrease in total assets of the golf and related operations segment of $1.2 million was attributed to a decrease in net property and equipment as a result of current year depreciation. The decrease in corporate total assets of approximately $1.2 million was primarily due to a decrease in restricted cash as these monies were utilized to fund costs associated with the renovation and expansion of The Grand Resort and the Avalon Field Club at New Castle.